BORROWINGS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS [Line Items]
Maximum bank credit facilities	$ 759,673,982	$ 842,670,304
Available bank credit facilities	96,154,884	106,884,196
Short-term	667,682,811	624,871,434
Secured borrowings	39,881,428	73,300,000
Carrying amount of property plant and equipment secured for borrowing	511,097,611	617,467,925
Carrying amount of prepaid land use right secured for borrowing	34,555,805	33,466,942
Carrying amount of accounts receivable secured for borrowing		$ 12,948,070
Carrying amount of investment secured for borrowing	$ 188,471,367
Short-term
Weighted average interest rate (as a percent)	5.65%	5.75%	5.46%
Interest expense
Interest expense incurred	$ 43,417,785	$ 49,261,829	$ 53,333,912
Interest expense capitalized		246,027	$ 1,225,421
ReneSola Zhejiang [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	$ 397,968,894
ReneSola Jiangsu [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	10,220,651
MG SOLAR SYSTEMS EOOD [Member]
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	4,385,890
NOVE ECO ENERGY EOOD [Member]
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	4,908,268
Zhejiang ReneSola PV Materials [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	4,554,004
Sichuan Ruiyu [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	3,087,460
Mr. Xianshou Li and his family [Member]
BORROWINGS [Line Items]
Guarantees provided by related party for debt	318,008,380	301,773,840
Credit facilities [Member]
BORROWINGS [Line Items]
Secured borrowings	$ 663,519,098	$ 735,786,108
Long-term [Member]
BORROWINGS [Line Items]
Interest rate reset period	1 year
Long-term
Weighted average interest rate (as a percent)	6.58%	6.91%	6.82%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term	$ 307,558,955	$ 353,549,434
Secured borrowings	$ 9,294,218	$ 10,532,710